Capital Stock and Changes in Capital Accounts - Series C Preferred Stocks (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Nov. 29, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Nov. 30, 2021 $ / shares
Class of Stock [Line Items]
Preferred stock, shares issued			510,000	510,000
Preferred stock, shares outstanding			510,000	510,000
Preferred stock, par value | $ / shares	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Dividends on preferred stock | $			$ 471,000
Diana Shipping Inc
Class of Stock [Line Items]
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Trading day trailing VWAP of common shares | $	10
Preferred stock Series C
Class of Stock [Line Items]
Preferred stock, shares issued	10,000		10,000	10,000
Preferred stock, shares outstanding	10,000			10,000
Preferred stock, par value | $ / shares			$ 0.01	$ 0.01
Preferred stock, liquidation preference | $			$ 1,000,000	$ 1,000,000
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Dividends on preferred stock | $				$ 69,000
Preferred stock Series C | Preferred stock
Class of Stock [Line Items]
Preferred stock, shares outstanding			10,000	10,000
Preferred stock Series C | Equity Incentive Plan
Class of Stock [Line Items]
Number of shares reserved for issuance of restricted shares			1,982
Preferred stock Series C | Diana Shipping Inc
Class of Stock [Line Items]
Preferred stock, shares issued	10,000
Trading day trailing VWAP of common shares | D			10	10
Maximum percentage of outstanding common shares that can be held by related party after share conversion			49.00%	49.00%
Preferred stock Series C | Diana Shipping Inc | Preferred stock
Class of Stock [Line Items]
Dividends on preferred stock | $			$ 471,000
Dividend paid | $		$ 0	$ 300,000
Series A Participating Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Preferred stock, liquidation preference | $	$ 1,000,000			$ 1,000,000